UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Explanatory Note:

Subsequent to the Form N-CSR filing (on January 9, 2026) for The Advisors' Inner Circle Fund I (the “Trust”), a misstatement of certain amounts related to PricewaterhouseCoopers LLP (“PwC”) fees in Item 4 (Principal Accountant Fees and Services) for the fiscal year ended October 31, 2025, was identified. This filing intends to correct the fees for services provided to the Trust by PwC. The amounts provided for the fiscal year ended October 31, 2024, were appropriately stated and have not changed. There are no other changes included in this supplemental filing.

Item 1.	Reports to Stockholders.

(a)              A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

LSV Emerging Markets Equity Fund

Institutional Class Shares - LSVZX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Institutional Class Shares of the LSV Emerging Markets Equity Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.lsvasset.com/emerging-markets-equity-fund/. You can also request this information by contacting us at 888-386-3578.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Emerging Markets Equity Fund, Institutional Class Shares	$110	0.95%

How did the Fund perform in the last year?

The global equity market as measured by the MSCI AC World Index was up 22.64% for the twelve months ended October 31, 2025. The U.S. stock market continued to lead global equities, with the S&P 500 up 21.45% over the past year. The U.S. market’s dominance in global indices increased further, with its weight in the MSCI AC World Index rising to approximately 65% as of October 31, 2025. Enthusiasm for fast-growing businesses, particularly in the technology and communication services sectors, remained strong. While the market rewarded the mega-cap growth stocks in the period, value-oriented stocks and emerging market equities lagged behind. The MSCI Emerging Markets Index was up 27.91% (in USD). From a style perspective, emerging markets value stocks (as measured by the MSCI Indices) underperformed growth over the period—the MSCI Emerging Markets Value Index was up 24.54% while the MSCI Emerging Markets Growth Index was up 30.99% (both in USD). From a sector perspective, Information Technology, Communication Services, and Industrials stocks outperformed, while the Consumer Staples, Real Estate, and Utilities sectors lagged.

The LSV Emerging Markets Equity Fund, Institutional Class, was up 32.32%, for the period. The Fund’s value bias added over the period as cheaper stocks on an earnings and cash flow basis performed well on a relative and absolute basis. The portfolio’s smaller capitalization bias relative to the benchmark detracted as large cap stocks outperformed during the trailing one year. Performance attribution further indicates that stock selection contributed positively to portfolio relative returns for the period while sector selection detracted. Stock selection relative gains were primarily the result of the outperformance of value names within the Financials, Industrials, and Health Care sectors. From a sector perspective, relative losses were primarily the result of our underweight positions in the Information Technology sector coupled with an overweight position in the Energy and Financials sector. Top contributors for the year included our overweight positions in 3Sbio, SK Square, China Hongqiao Group, and Gold Fields. The main individual detractors included our overweight positions in JD.com, Alibaba Group Holding, Coal India, and Everlight Electronics. Additionally, underweights in Taiwan Semiconductor, Tencent Holdings, Samsung Electronics Company Limited, and SK Hynix contributed to losses.

The Fund continues to trade at a significant discount to the overall market as well as to the value benchmark. The Fund is trading at 10x forward earnings compared to 15.8x for the MSCI Emerging Markets Index, 1.3x book value compared to 2.2x for the MSCI Emerging Markets Index and 7x cash flow compared to 12.3x for the MSCI Emerging Markets Index. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight Financials, Materials, and Energy while underweight Information Technology, Communication Services, and Consumer Discretionary.

How did the Fund perform since inception?

Total Return Based on $100,000 Investment

	LSV Emerging Markets Equity Fund, Institutional Class Shares	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*
Jan/19	$100,000	$100,000
Oct/19	$102,800	$105,599
Oct/20	$93,889	$114,313
Oct/21	$128,042	$133,701
Oct/22	$99,906	$92,218
Oct/23	$121,273	$102,177
Oct/24	$152,146	$128,044
Oct/25	$201,325	$163,786

Since its inception on January 17, 2019. The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 888-386-3578 or visit https://www.lsvasset.com/emerging-markets-equity-fund/ for current month-end performance.

Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
LSV Emerging Markets Equity Fund, Institutional Class Shares	32.32%	16.48%	10.85%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	27.91%	7.46%	7.53%

Key Fund Statistics as of October 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$258,551	269	$699	27%

What did the Fund invest in?

Country/Asset WeightingsFootnote Reference*

Value	Value
Other Countries	6.8%
United Arab Emirates	1.5%
Thailand	1.9%
Indonesia	2.0%
Mexico	2.5%
Saudi Arabia	2.6%
Repurchase Agreement	3.1%
South Africa	3.6%
Brazil	4.7%
India	14.2%
South Korea	14.3%
Taiwan	18.9%
China	25.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Samsung Electronics	3.4%
Taiwan Semiconductor Manufacturing	2.9%
SK Hynix	1.8%
Alibaba Group Holding	1.8%
Hon Hai Precision Industry	1.2%
SK Square	1.2%
Indian Bank	1.1%
Bank of Baroda	1.0%
Naspers, Cl N	1.0%
Canara Bank	1.0%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-386-3578

  https://www.lsvasset.com/emerging-markets-equity-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-386-3578 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund

LSV Emerging Markets Equity Fund / Institutional Class Shares - LSVZX

Annual Shareholder Report: October 31, 2025

LSVZX-AR-2025

The Advisors' Inner Circle Fund

LSV Emerging Markets Equity Fund

Investor Class Shares - LVAZX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Investor Class Shares of the LSV Emerging Markets Equity Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.lsvasset.com/emerging-markets-equity-fund/. You can also request this information by contacting us at 888-386-3578.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Emerging Markets Equity Fund, Investor Class Shares	$139	1.20%

How did the Fund perform in the last year?

The global equity market as measured by the MSCI AC World Index was up 22.64% for the twelve months ended October 31, 2025. The U.S. stock market continued to lead global equities, with the S&P 500 up 21.45% over the past year. The U.S. market’s dominance in global indices increased further, with its weight in the MSCI AC World Index rising to approximately 65% as of October 31, 2025. Enthusiasm for fast-growing businesses, particularly in the technology and communication services sectors, remained strong. While the market rewarded the mega-cap growth stocks in the period, value-oriented stocks and emerging market equities lagged behind. The MSCI Emerging Markets Index was up 27.91% (in USD). From a style perspective, emerging markets value stocks (as measured by the MSCI Indices) underperformed growth over the period—the MSCI Emerging Markets Value Index was up 24.54% while the MSCI Emerging Markets Growth Index was up 30.99% (both in USD). From a sector perspective, Information Technology, Communication Services, and Industrials stocks outperformed, while the Consumer Staples, Real Estate, and Utilities sectors lagged.

The LSV Emerging Markets Equity Fund, Investor Class, was up 31.91%, for the period. The Fund’s value bias added over the period as cheaper stocks on an earnings and cash flow basis performed well on a relative and absolute basis. The portfolio’s smaller capitalization bias relative to the benchmark detracted as large cap stocks outperformed during the trailing one year. Performance attribution further indicates that stock selection contributed positively to portfolio relative returns for the period while sector selection detracted. Stock selection relative gains were primarily the result of the outperformance of value names within the Financials, Industrials, and Health Care sectors. From a sector perspective, relative losses were primarily the result of our underweight positions in the Information Technology sector coupled with an overweight position in the Energy and Financials sector. Top contributors for the year included our overweight positions in 3Sbio, SK Square, China Hongqiao Group, and Gold Fields. The main individual detractors included our overweight positions in JD.com, Alibaba Group Holding, Coal India, and Everlight Electronics. Additionally, underweights in Taiwan Semiconductor, Tencent Holdings, Samsung Electronics Company Limited, and SK Hynix contributed to losses.

The Fund continues to trade at a significant discount to the overall market as well as to the value benchmark. The Fund is trading at 10x forward earnings compared to 15.8x for the MSCI Emerging Markets Index, 1.3x book value compared to 2.2x for the MSCI Emerging Markets Index and 7x cash flow compared to 12.3x for the MSCI Emerging Markets Index. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight Financials, Materials, and Energy while underweight Information Technology, Communication Services, and Consumer Discretionary.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	LSV Emerging Markets Equity Fund, Investor Class Shares	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*
Jan/19	$10,000	$10,000
Oct/19	$10,290	$10,560
Oct/20	$9,372	$11,431
Oct/21	$12,751	$13,370
Oct/22	$9,923	$9,222
Oct/23	$12,009	$10,218
Oct/24	$15,048	$12,804
Oct/25	$19,849	$16,379

Since its inception on January 17, 2019. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 888-386-3578 or visit https://www.lsvasset.com/emerging-markets-equity-fund/ for current month-end performance.

Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
LSV Emerging Markets Equity Fund, Investor Class Shares	31.91%	16.19%	10.62%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	27.91%	7.46%	7.53%

Key Fund Statistics as of October 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$258,551	269	$699	27%

What did the Fund invest in?

Country/Asset WeightingsFootnote Reference*

Value	Value
Other Countries	6.8%
United Arab Emirates	1.5%
Thailand	1.9%
Indonesia	2.0%
Mexico	2.5%
Saudi Arabia	2.6%
Repurchase Agreement	3.1%
South Africa	3.6%
Brazil	4.7%
India	14.2%
South Korea	14.3%
Taiwan	18.9%
China	25.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Samsung Electronics	3.4%
Taiwan Semiconductor Manufacturing	2.9%
SK Hynix	1.8%
Alibaba Group Holding	1.8%
Hon Hai Precision Industry	1.2%
SK Square	1.2%
Indian Bank	1.1%
Bank of Baroda	1.0%
Naspers, Cl N	1.0%
Canara Bank	1.0%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-386-3578

  https://www.lsvasset.com/emerging-markets-equity-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-386-3578 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund

LSV Emerging Markets Equity Fund / Investor Class Shares - LVAZX

Annual Shareholder Report: October 31, 2025

LVAZX-AR-2025

(b)              Not applicable.

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1)         The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)         The Registrant’s audit committee financial expert is Robert Mulhall. Mr. Mulhall is considered to be “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$96,175	None	None	$91,274	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees(2)	None	None	$682,400	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$587,404	None	None	$539,063	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Cohen & Co. (“Cohen”) related to the Trust.

Cohen billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$45,800	None	None	$43,700	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	Tax compliance services provided to service affiliates of the funds.

(e)(1)        The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1)	require specific pre-approval;

(2)	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3)	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2)        Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2025	2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2)        Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2025	2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2)        Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (Cohen):

	2025	2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)             Not applicable.

(g)             The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $682,400 and $0 for 2025 and 2024, respectively.

(g)             The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2025 and 2024, respectively.

(g)             The aggregate non-audit fees and services billed by Cohen for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2025 and 2024, respectively.

(h)             During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)              Not Applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)              Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)             The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)             Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

THE ADVISORS’ INNER CIRCLE FUND

Emerging Markets Equity Fund

ANNUAL FINANCIALS AND OTHER INFORMATION

October 31, 2025

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

THE ADVISORS’ INNER CIRCLE FUND	LSV

Emerging Markets Equity Fund

October 31, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Report of Independent Registered Public Accounting Firm	19
Notice to Shareholders (Unaudited)	20
Other Information (Form N-CSR Items 8-11) (Unaudited)	21

Schedule of Investments

October 31, 2025

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Foreign Common Stock (96.8%)
Brazil (2.8%)
Communication Services (0.7%)
Telefonica Brasil	192,600	$1,155
TIM	183,500	827
		1,982
Consumer Discretionary (0.6%)
Lojas Renner	241,000	663
Vibra Energia	157,600	698
		1,361
Consumer Staples (0.3%)
Ambev	305,900	725
Materials (0.7%)
Vale	151,300	1,828
Utilities (0.5%)
Cia de Saneamento de Minas Gerais Copasa MG	188,100	1,317
Total Brazil		7,213

Chile (0.3%)
Consumer Discretionary (0.2%)
Empresas Copec	95,700	684
Consumer Staples (0.1%)
Cencosud	67,000	208
Total Chile		892

China (25.9%)
Communication Services (2.2%)
Baidu, Cl A*	67,400	1,020
China Tower, Cl H	203,200	294
Hello Group ADR	87,200	592
JOYY ADR	18,200	1,079
Tencent Holdings	24,600	1,998
Weibo, Cl A	78,080	854
		5,837
Consumer Discretionary (6.1%)
361 Degrees International	982,000	743
Alibaba Group Holding	218,800	4,657
BAIC Motor, Cl H*	1,331,500	344
Bosideng International Holdings	1,222,000	748
Geely Automobile Holdings	710,000	1,684
Great Wall Motor, Cl H	386,500	748
Haier Smart Home, Cl A	261,200	849
JD.com, Cl A	111,600	1,843
Li Ning	476,000	1,035
TCL Electronics Holdings	527,000	626
Vipshop Holdings ADR	78,800	1,378
Xtep International Holdings	692,000	501

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Consumer Discretionary (continued)
Zhongsheng Group Holdings	308,000	$486
		15,642
Consumer Staples (0.6%)
China Feihe	838,000	447
Hengan International Group	295,500	1,035
		1,482
Energy (1.2%)
China Coal Energy, Cl H	391,000	551
PetroChina, Cl H	2,302,000	2,380
		2,931
Financials (5.8%)
Bank of China, Cl H	2,341,000	1,326
Bank of Communications, Cl H	525,000	466
China CITIC Bank, Cl H	962,000	918
China Everbright Bank, Cl H	1,117,000	458
China Life Insurance, Cl H	350,000	1,104
China Minsheng Banking, Cl H	758,000	388
China Pacific Insurance Group, Cl H	243,200	986
China Reinsurance Group, Cl H	6,376,000	1,295
Chongqing Rural Commercial Bank, Cl H	598,000	492
Far East Horizon	528,000	474
Industrial & Commercial Bank of China, Cl H	1,784,000	1,382
New China Life Insurance, Cl H	236,600	1,495
People's Insurance Group of China, Cl H	1,821,000	1,635
PICC Property & Casualty, Cl H	476,000	1,125
Ping An Insurance Group of China, Cl H	154,000	1,113
Postal Savings Bank of China, Cl H	525,000	370
		15,027
Health Care (1.6%)
3SBio	105,500	420
China Medical System Holdings	302,000	521
CSPC Pharmaceutical Group	302,000	297
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	308,000	742
Livzon Pharmaceutical Group, Cl H	274,300	1,103
Shandong Weigao Group Medical Polymer, Cl H	995,600	697

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2025

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Health Care (continued)
Sinopharm Group, Cl H	120,000	$299
		4,079
Industrials (4.3%)
China Communications Services, Cl H	1,820,000	1,091
China Lesso Group Holdings	890,000	509
China Merchants Port Holdings	724,000	1,402
First Tractor, Cl H	384,000	386
Lonking Holdings	1,500,000	598
Sany Heavy Equipment International Holdings	858,000	810
Sinopec Engineering Group, Cl H	735,000	692
Sinotrans, Cl H	476,000	324
Sinotruk Hong Kong	330,500	1,104
SITC International Holdings	258,000	952
Weichai Power, Cl H	354,000	731
Yangzijiang Shipbuilding Holdings	369,700	998
Zhejiang Expressway, Cl H	596,000	582
Zhengzhou Coal Mining Machinery Group, Cl H	437,200	1,207
		11,386
Information Technology (1.2%)
China Railway Signal & Communication, Cl H	654,000	287
Lenovo Group	1,606,000	2,343
ZTE, Cl H	114,800	485
		3,115
Materials (2.5%)
Aluminum Corp of China, Cl H	1,714,000	2,179
China Hongqiao Group	386,500	1,467
China Nonferrous Mining	500,000	922
China XLX Fertiliser	451,000	426
Fufeng Group	630,000	652
Shougang Fushan Resources Group	1,012,000	397
		6,043
Utilities (0.4%)
Beijing Enterprises Holdings	165,500	726
Kunlun Energy	360,000	331
		1,057
Total China		66,599

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Egypt (0.0%)
Materials (0.0%)
Abou Kir Fertilizers & Chemical Industries	112,500	$116
Total Egypt		116

Greece (1.0%)
Communication Services (0.2%)
Hellenic Telecommunications Organization	31,400	590

Energy (0.1%)
Motor Oil Hellas Corinth Refineries	11,800	354

Financials (0.7%)
Eurobank Ergasias Services and Holdings	204,500	769
National Bank of Greece	58,900	865
		1,634
Total Greece		2,578

Hong Kong (0.8%)
Health Care (0.1%)
SSY Group	462,000	184

Industrials (0.2%)
Orient Overseas International	25,500	441

Information Technology (0.5%)
Kingboard Laminates Holdings	176,500	295
Wasion Holdings	786,000	1,266
		1,561
Total Hong Kong		2,186

Hungary (1.3%)
Communication Services (0.4%)
Magyar Telekom Telecommunications ADR	175,200	918

Energy (0.3%)
MOL Hungarian Oil & Gas	101,500	893

Financials (0.6%)
OTP Bank Nyrt	16,400	1,566
Total Hungary		3,377

India (14.2%)
Communication Services (0.4%)
Indus Towers*	89,600	367
Zee Entertainment Enterprises	749,000	848
		1,215

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2025

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Consumer Discretionary (0.1%)
JK Tyre & Industries	50,400	$245

Energy (2.6%)
Bharat Petroleum	455,000	1,825
Coal India	243,800	1,067
Great Eastern Shipping	74,200	917
Indian Oil	493,000	920
Oil & Natural Gas	398,600	1,147
Petronet LNG	237,000	750
		6,626
Financials (6.7%)
Bank of Baroda	848,500	2,659
Bank of India	996,700	1,570
Canara Bank	1,606,900	2,478
General Insurance Corp of India	146,500	616
Indian Bank	298,500	2,884
LIC Housing Finance	130,600	840
Power Finance	318,400	1,446
Punjab National Bank	1,173,500	1,623
REC	143,500	606
State Bank of India	52,400	553
Union Bank of India	1,100,600	1,843
		17,118
Industrials (0.4%)
Shipping Corp of India	327,300	955

Information Technology (0.2%)
Redington	178,100	509

Materials (3.3%)
Chambal Fertilisers and Chemicals	182,500	988
EID Parry India*	21,400	259
GHCL	63,700	459
Gujarat State Fertilizers & Chemicals	50,600	109
Hindalco Industries	198,400	1,892
Jindal Saw	153,300	303
JK Paper	71,900	322
Maharashtra Seamless	92,400	591
National Aluminium	420,400	1,107
NMDC	1,827,300	1,559
NMDC Steel*	44,900	22
Vedanta	235,300	1,306
		8,917
Utilities (0.5%)
GAIL India	306,400	630
Mahanagar Gas	30,100	432
PTC India	99,100	187
		1,249
Total India		36,834

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Indonesia (2.0%)
Communication Services (0.7%)
Indosat	5,340,800	$605
Telkom Indonesia Persero	5,752,500	1,113
		1,718
Energy (0.4%)
United Tractors	603,500	976

Financials (0.1%)
Bank Negara Indonesia Persero	1,438,200	378

Industrials (0.5%)
Astra International	3,045,100	1,125

Utilities (0.3%)
Perusahaan Gas Negara	8,137,300	851
Total Indonesia		5,048

Kuwait (0.3%)
Communication Services (0.3%)
Mobile Telecommunications KSCP	422,300	730
Total Kuwait		730

Malaysia (0.8%)
Financials (0.8%)
AMMB Holdings	716,500	974
CIMB Group Holdings	128,600	224
RHB Bank	534,400	864
		2,062
Materials (0.0%)
Scientex	64,200	52
Total Malaysia		2,114

Mexico (2.5%)
Communication Services (0.7%)
America Movil	1,369,100	1,558
Megacable Holdings	113,100	324
		1,882
Consumer Staples (0.5%)
Coca-Cola Femsa	60,700	521
Kimberly-Clark de Mexico, Cl A	351,700	682
		1,203
Financials (0.3%)
Grupo Financiero Banorte, Cl O	76,600	719

Health Care (0.2%)
Genomma Lab Internacional, Cl B	413,600	404

Materials (0.8%)
Cemex	594,700	603

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2025

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Materials (continued)
Grupo Mexico	191,800	$1,655
		2,258
Real Estate (0.0%)
Fibra Uno Administracion‡	55,800	81
Total Mexico		6,547

Peru (0.2%)
Financials (0.2%)
Credicorp	2,100	548
Total Peru		548

Philippines (0.3%)
Financials (0.3%)
Metropolitan Bank & Trust	596,800	700
Total Philippines		700

Poland (1.1%)
Communication Services (0.2%)
Orange Polska	198,300	483

Energy (0.4%)
ORLEN	34,100	924

Financials (0.5%)
Powszechna Kasa Oszczednosci Bank Polski	30,800	632
Powszechny Zaklad Ubezpieczen	55,000	879
		1,511
Total Poland		2,918

Russia (–%)
Communication Services (–%)
Mobile TeleSystems PJSC(A)*	13,800	—

Consumer Staples (–%)
Magnit PJSC(A)*	1,000	—

Energy (–%)
Gazprom PJSC(A)*	11,300	—
LUKOIL PJSC(A)*	2,300	—
		—
Materials (–%)
GMK Norilskiy Nickel PAO(A)*	370	—
Total Russia		—

Saudi Arabia (2.6%)
Communication Services (0.4%)
Etihad Etisalat	31,700	572

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Communication Services (continued)
Saudi Telecom	49,500	$596
		1,168
Consumer Staples (0.1%)
Al-Dawaa Medical Services	21,700	379

Financials (1.7%)
Arab National Bank	185,800	1,202
Banque Saudi Fransi	177,000	842
Saudi Awwal Bank	57,300	494
Saudi Investment Bank	222,000	814
Saudi National Bank	62,100	661
		4,013
Materials (0.3%)
SABIC Agri-Nutrients	24,800	810

Real Estate (0.1%)
Arabian Centres	58,200	340
Total Saudi Arabia		6,710

South Africa (3.6%)
Communication Services (1.0%)
MTN Group	178,900	1,787
Vodacom Group	88,400	716
		2,503
Consumer Discretionary (1.0%)
Naspers, Cl N	35,500	2,493

Energy (0.3%)
Exxaro Resources	82,100	836

Financials (0.4%)
Absa Group	79,800	892
Nedbank Group	26,000	354
		1,246
Materials (0.9%)
Gold Fields	58,400	2,252
Total South Africa		9,330

South Korea (14.3%)
Communication Services (0.6%)
KT	12,600	434
LG Uplus	67,200	718
SK Telecom	5,200	190
		1,342
Consumer Discretionary (2.4%)
Coway	10,100	632
Hankook Tire & Technology	35,200	1,143
Hyundai Mobis	5,100	1,128
Hyundai Motor	6,300	1,278
Kangwon Land	56,200	665
Kia	18,400	1,543

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2025

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Consumer Discretionary (continued)
SNT Motiv	4,000	$96
		6,485
Consumer Staples (0.3%)
BGF retail	2,200	160
Orion	5,800	404
		564
Financials (2.3%)
DB Insurance	13,600	1,209
Hana Financial Group	15,400	923
JB Financial Group	21,800	343
KB Financial Group	11,900	971
Samsung Fire & Marine Insurance	1,100	340
Samsung Life Insurance	3,400	367
Shinhan Financial Group	34,000	1,746
		5,899
Industrials (2.2%)
Doosan Bobcat	12,900	545
Hyundai Glovis	7,000	925
LG	7,000	394
LX INTERNATIONAL CORP	21,700	458
SK Square*	17,200	3,122
		5,444
Information Technology (6.5%)
DB HiTek	15,300	629
LG Innotek	6,100	1,029
LX Semicon	7,500	301
PSK	49,100	1,294
Samsung Electronics	115,700	8,710
Samsung SDS	4,700	603
SK Hynix	12,000	4,669
		17,235
Total South Korea		36,969

Taiwan (18.9%)
Consumer Discretionary (0.4%)
Fusheng Precision	70,000	551
Pou Chen	584,000	556
		1,107
Financials (1.8%)
Cathay Financial Holding	557,000	1,156
CTBC Financial Holding	1,533,000	2,082
Fubon Financial Holding	172,200	510
KGI Financial Holding	1,960,390	1,011
SinoPac Financial Holdings	49	—
		4,759
Industrials (1.0%)
Eva Airways	763,000	896
Sunonwealth Electric Machine Industry	240,000	1,171

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Industrials (continued)
United Integrated Services	14,000	$390
		2,457
Information Technology (15.5%)
ADATA Technology	152,000	976
Arcadyan Technology	100,000	654
Ardentec	558,000	1,691
ASE Technology Holding	84,000	672
Asustek Computer	107,000	2,416
Chicony Electronics	159,000	671
Chin-Poon Industrial	378,000	402
Chipbond Technology	355,000	687
Compal Electronics	652,000	697
Compeq Manufacturing	354,000	1,000
Everlight Electronics	559,000	1,063
Foxsemicon Integrated Technology	87,000	1,043
Genius Electronic Optical	78,000	1,060
Getac Holdings	166,000	744
Gigabyte Technology	111,000	1,006
Hon Hai Precision Industry	380,000	3,160
Marketech International	44,000	350
MediaTek	12,000	509
Pegatron	328,000	789
Powertech Technology	157,000	877
Primax Electronics	397,000	1,068
Sigurd Microelectronics	337,000	1,140
Simplo Technology	60,000	683
Taiwan Semiconductor Manufacturing	156,000	7,543
Topco Scientific	10,288	114
Tripod Technology	138,000	1,526
United Microelectronics	1,133,000	1,711
Wistron	248,000	1,202
Wiwynn	10,000	1,410
WT Microelectronics	317,000	1,470
Zhen Ding Technology Holding	286,000	1,510
		39,844
Materials (0.2%)
Tung Ho Steel Enterprise	242,000	494
Total Taiwan		48,661

Thailand (1.9%)
Consumer Staples (0.2%)
Thai Beverage	1,335,300	492

Financials (1.5%)
Bangkok Bank	107,600	527
Kasikornbank	161,500	931
Kiatnakin Phatra Bank	448,800	912
Krung Thai Bank	1,379,100	1,162
Thai Life Insurance	1,091,100	347
		3,879

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2025

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Real Estate (0.2%)
Supalai	1,084,500	$573
Total Thailand		4,944

Turkey (0.5%)
Consumer Staples (0.5%)
BIM Birlesik Magazalar	28,200	361
Coca-Cola Icecek	860,900	1,053
		1,414
Total Turkey		1,414

United Arab Emirates (1.5%)
Financials (0.6%)
Emirates NBD Bank PJSC	196,700	1,505

Industrials (0.3%)
Air Arabia PJSC	819,000	869

Real Estate (0.6%)
Emaar Properties PJSC	393,800	1,524
Total United Arab Emirates		3,898

TOTAL FOREIGN COMMON STOCK
(Cost $212,519)		250,326

Foreign Preferred Stock (2.1%)
Brazil** (1.9%)
Banco Bradesco	431,700	1,460
Cia Energetica de Minas Gerais	411,600	866
Itausa	558,300	1,207
Petroleo Brasileiro	256,100	1,413
		4,946
Chile** (0.2%)
Embotelladora Andina	89,200	401

TOTAL FOREIGN PREFERRED STOCK
(Cost $5,098)		5,347
	Number of Warrants
Warrants (0.0%)*
Thailand (0.0%)
Kiatnakin Phatra Bank 01/03/2027*	3,642	—

TOTAL WARRANTS
(Cost $–)		—

LSV Emerging Markets Equity Fund

	Face Amount (000)	Value (000)
Repurchase Agreement (3.1%)
South Street Securities 3.650%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $8,064 (collateralized by various U.S. Treasury obligations, ranging in par value $2,068- $5,956, 4.125% - 4.875%, 03/31/2029 – 08/15/2045; total market value $8,223)	$8,062	$8,062

TOTAL REPURCHASE AGREEMENT
(Cost $8,062)		8,062

Total Investments – 102.0%
(Cost $225,679)		$263,735

Percentages are based on Net Assets of $258,551 (000).

*	Non-income producing security.
**	No rate available.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

The following is a summary of the inputs used as of October 31, 2025, in valuing the Fund’s investments carried at value ($000):

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2025

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Foreign Common Stock
Brazil	$7,213	$–	$–		$7,213
Chile	892	–	–		892
China	3,541	63,058	–		66,599
Egypt	–	116	–		116
Greece	–	2,578	–		2,578
Hong Kong	–	2,186	–		2,186
Hungary	–	3,377	–		3,377
India	–	36,834	–		36,834
Indonesia	–	5,048	–		5,048
Kuwait	–	730	–		730
Malaysia	–	2,114	–		2,114
Mexico	6,547	–	–		6,547
Peru	548	–	–		548
Philippines	–	700	–		700
Poland	–	2,918	–		2,918
Russia	–	–	–	^	–	^
Saudi Arabia	–	6,710	–		6,710
South Africa	354	8,976	–		9,330
South Korea	–	36,969	–		36,969
Taiwan	–	48,661	–		48,661
Thailand	–	4,944	–		4,944
Turkey	–	1,414	–		1,414
United Arab Emirates	1,505	2,393	–		3,898
Total Foreign Common Stock	20,600	229,726	–	^	250,326
Foreign Preferred Stock
Brazil	4,946	–	–		4,946
Chile	401	–	–		401
Total Foreign Preferred Stock	5,347	–	–		5,347
Total Warrants	–	–	–		–
Total Repurchase Agreement	–	8,062	–		8,062
Total Investments in Securities	$25,947	$237,788	$–	^	$263,735

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

October 31, 2025

	LSV Emerging
	Markets Equity
	Fund
Assets:
Investments, at Value (Cost $225,679)	$263,735
Foreign Currency, at Value (Cost $777)	776
Receivable for Capital Shares Sold	510
Dividends and Interest Receivable	244
Reclaims Receivable	15
Prepaid Expenses	12
Total Assets	265,292
Liabilities:
Payable for Investment Securities Purchased	5,800
Accrued Foreign Capital Gains Tax	634
Payable for Fund Shares Redeemed	90
Payable due to Investment Adviser	81
Payable due to Administrator	12
Payable due to Trustees	3
Payable due to Distributor	1
Payable due to Chief Compliance Officer	1
Other Accrued Expenses	119
Total Liabilities	6,741
Net Assets	$258,551
Net Assets Consist of:
Paid-in Capital	$212,378
Total Distributable Earnings	46,173
Net Assets	$258,551
Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($251,576 ÷ 15,854,797 shares)(1)	$15.87	*
Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($6,975 ÷ 441,070 shares)(1)	$15.81	*

(1)	Shares have not been rounded.
*	Net Assets divided by Shares does not calculate to the stated NAV because Net Asset amounts are shown rounded.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the year ended October 31, 2025

LSV Emerging
Markets Equity
Fund
Investment Income:
Dividend Income	$5,940
Interest Income	115
Foreign Taxes Withheld	(798)
Total Investment Income	5,257
Expenses:
Investment Advisory Fees	1,327
Administration Fees	77
Distribution Fees - Investor Class	10
Trustees' Fees	8
Chief Compliance Officer Fees	4
Custodian Fees	290
Registration and Filing Fees	53
Transfer Agent Fees	47
Professional Fees	28
Printing Fees	10
Insurance and Other Fees	49
Total Expenses	1,903
Less: Waiver of Investment Advisory Fees	(628)
Less: Fees Paid Indirectly — (see Note 4)	(3)
Net Expenses	1,272
Net Investment Income	3,985
Net Realized Gain on Investments	5,797
Net Realized Loss on Foreign Currency Transactions	(80)
Net Realized Gain	5,717
Net Change in Unrealized Appreciation on Investments	34,437
Net Change in Unrealized Depreciation on Foreign Capital Gains Tax on Appreciated Securities	(372)
Net Change in Unrealized Appreciation on Foreign Currency Translation	9
Net Unrealized Gain	34,074
Net Realized and Unrealized Gain	39,791
Net Increase in Net Assets Resulting from Operations	$43,776

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the year ended October 31,

	LSV Emerging Markets Equity Fund
	2025	2024
Operations:
Net Investment Income	$3,985	$1,178
Net Realized Gain	5,717	393
Net Change in Unrealized Appreciation	34,074	4,254
Net Increase in Net Assets Resulting from Operations	43,776	5,825
Distributions
Institutional Class Shares	(1,549)	(1,027)
Investor Class Shares	(54)	(79)
Total Distributions	(1,603)	(1,106)
Capital Share Transactions:
Institutional Class Shares:
Issued	166,630	58,130
Reinvestment of Dividends and Distributions	1,549	1,027
Redeemed	(36,929)	(3,054)
Net Increase from Institutional Class Shares Transactions	131,250	56,103
Investor Class Shares:
Issued	5,770	5,066
Reinvestment of Dividends and Distributions	47	79
Redeemed	(3,374)	(3,569)
Net Increase from Investor Class Shares Transactions	2,443	1,576
Net Increase in Net Assets Derived from Capital Share Transactions	133,693	57,679
Total Increase in Net Assets	175,866	62,398
Net Assets:
Beginning of Year	82,685	20,287
End of Year	$258,551	$82,685
Shares Transactions:
Institutional Class:
Issued	11,814	4,813
Reinvestment of Dividends and Distributions	132	93
Redeemed	(2,601)	(259)
Total Institutional Class Share Transactions	9,345	4,647
Investor Class:
Issued	428	434
Reinvestment of Dividends and Distributions	4	7
Redeemed	(262)	(301)
Total Investor Class Share Transactions	170	140
Net Increase in Shares Outstanding	9,515	4,787

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each year ended October 31

	Net Asset Value Beginning of Year	Net Investment Income(1)	Realized and Unrealized Gains (Losses)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value End of Year	Total Return†	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

LSV Emerging Markets Equity Fund
Institutional Class Shares
2025	$12.19	$0.40	$3.47	$3.87	$(0.18)	$(0.01)	$(0.19)	$15.87	32.32%	$251,576	0.95%	1.43%	3.01%	27%
2024	10.18	0.36	2.18	2.54	(0.53)	–	(0.53)	12.19	25.46	79,386	0.95	1.77	3.03	13
2023	8.67	0.39	1.44	1.83	(0.32)	–	(0.32)	10.18	21.39	18,960	1.19	1.85	3.87	17
2022	12.09	0.45	(2.88)	(2.43)	(0.36)	(0.63)	(0.99)	8.67	(21.97)	15,780	1.19	2.45	4.33	38
2021	9.11	0.37	2.91	3.28	(0.21)	(0.09)	(0.30)	12.09	36.38	13,451	1.19	2.68	3.18	19
Investor Class Shares
2025	$12.16	$0.39	$3.43	$3.82	$(0.16)	$(0.01)	$(0.17)	$15.81	31.91%	$6,975	1.20%	1.66%	2.93%	27%
2024	10.15	0.37	2.15	2.52	(0.51)	–	(0.51)	12.16	25.30	3,299	1.20	2.04	3.16	13
2023	8.65	0.37	1.43	1.80	(0.30)	–	(0.30)	10.15	21.02	1,327	1.45	2.09	3.65	17
2022	12.07	0.43	(2.89)	(2.46)	(0.33)	(0.63)	(0.96)	8.65	(22.18)	812	1.45	2.63	4.04	38
2021	9.10	0.37	2.88	3.25	(0.19)	(0.09)	(0.28)	12.07	36.06	1,031	1.45	2.95	3.15	19

†	Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

October 31, 2025

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 27 funds. The financial statements herein are those of the LSV Emerging Markets Equity Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The Fund commenced operations on January 17, 2019, offering Institutional Class Shares and Investor Class Shares. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2025, the total market value of securities that were fair valued by the Committee were $0 (000) or 0.0% of Net Assets.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

Notes to Financial Statements

October 31, 2025

The Fund uses Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor when the fair value trigger is met. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held. As of October 31, 2025, the total market value of securities were valued based on the fair value prices provided by ICE were $229,726(000) or 88.9% of Net Assets. If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with The Adviser’s pricing procedures, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2025, the Fund did not incur any interest or penalties.

Notes to Financial Statements

October 31, 2025

Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income—Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in Real Estate Investment Trusts (REITs) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”), as determined by the Adviser.

Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

At October 31, 2025, the open repurchase agreement by counterparty which is subject to a MRA on a net payment basis is as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(2)	Net Amount
South Street Securities	$8,062	$8,062	$–	$–

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

Foreign Currency Translation— The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Expenses— Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or average daily net assets

Notes to Financial Statements

October 31, 2025

Classes— Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of average daily net assets.

Dividends and Distributions to Shareholders— Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

Segment Reporting — In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund’s Adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio manager. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statement of Operations.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year October 31, 2025, the Fund incurred $77,339 for these services.

The Fund has adopted a distribution plan under the Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the year ended October 31, 2025, the Fund incurred $10,452 of distribution fees.

SS&C Global Investor & Distribution Solutions, Inc. serves as transfer agent and dividend disbursing agent for the Fund under the transfer agency agreement with the Trust. During the year ended October 31, 2025, the Fund earned $3,092 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

Notes to Financial Statements

October 31, 2025

5. Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.95% and 1.20% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2026. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the year ended October 31, 2025.

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2025, were as follows (000):

Purchases	$168,459
Sales	$35,002

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences primarily consist of foreign currency translations, reclassification of long term capital gain distribution on REITs, investments in passive foreign investment companies (PFICs) and foreign capital gains tax. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings (Accumulated Losses) as of October 31, 2025.

The tax character of dividends and distributions paid during the years ended October 31, 2025 and 2024 was as follows (000):

	Ordinary Income	Total
2025	$1,603	$1,603
2024	1,106	1,106

As of October 31, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$9,873
Undistributed Long-Term Capital Gain	3,214
Other Temporary Differences	3
Unrealized Appreciation	33,083
Total Distributable Earnings	$46,173

The Fund has no capital loss carryforwards at October 31, 2025.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2025, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation*
$230,020	$42,634	$(8,918)	$33,716

*	The difference in unrealized appreciation is attributable to foreign capital gains tax payable.

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to wash sales and investments in passive foreign Investment companies (PFICs).

8. Concentration of Risks:

Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign companies, including direct investments and through Depositary Receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Notes to Financial Statements

October 31, 2025

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that provide military or economic support to Russia. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. In addition, any exposure that a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s investments. The extent and duration of military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. These and any related events could significantly impact a Fund’s performance and the value of an investment in a Fund beyond any direct exposure a Fund may have to Russian issuers or issuers in other countries affected by the invasion.

As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The medium- and smaller-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium- and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium- and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Notes to Financial Statements

October 31, 2025

Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

9. Concentration of Shareholders:

At October 31, 2025, 92% of total shares outstanding for the Institutional Class Shares were held by two record shareholder owning 10% or greater of the aggregate total shares outstanding. At October 31, 2025, 96% of total shares outstanding for the Investor Class Shares were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. These were comprised mostly of omnibus accounts which were held on behalf of various individual shareholders.

10. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11. Recent Accounting Pronouncement:

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

12. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Advisors’ Inner Circle Fund and the Shareholders of LSV Emerging Markets Equity Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of LSV Emerging Markets Equity Fund (the “Fund”) (one of the funds constituting The Advisors’ Inner Circle Fund (the “Trust”)), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting The Advisors’ Inner Circle Fund) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LSV Asset Management investment companies since 2005.

Philadelphia, Pennsylvania

December 22, 2025

NOTICE TO SHAREHOLDERS

OF

LSV EMERGING MARKETS EQUITY FUND

(Unaudited)

For shareholders that do not have an October 31, 2025 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2025, the Fund is designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Receivable Deductions (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)	Qualifying Business Income(6)	Foreign Tax Credit(7)
0.00%	100.00%	100.00%	0.00%	42.44%	0.00%	0.00%	100.00%	0.00%	33.23%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income distributions. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Advisors’ Inner Circle Fund-LSV Emerging Markets Equity Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” is reflected as a percentage of short-term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

(7)	The Fund intends to pass through a foreign tax credit to shareholders. For the fiscal year ended 2025 the total amount of foreign source income is $5,332,822. The total Amount of Foreign tax paid is $797,743. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable

**Trust:**
The Advisors' Inner Circle Fund

**Fund:**
LSV Emerging Markets Equity Fund

**Adviser:**
LSV Asset Management

**Distributor:**
SEI Investments Distribution Co.

**Administrator:**
SEI Investments Global Fund Services

**Legal Counsel:**
Morgan, Lewis & Bockius LLP

**Independent Registered Public Accounting Firm:**
Ernst & Young LLP

LSV-AR-011-0700

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)             Not applicable.

(b)             Not applicable.

Item 19.	Exhibits.

(a)(1)        Code of Ethics attached hereto.

(a)(2)        Not applicable.

(a)(3)        A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)        Not applicable.

(a)(5)        Not applicable.

(b)             Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: May 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: May 22, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: May 22, 2026